CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other income (expense), net
Interest income	$ 5,205	$ 6,517	$ 10,218
Interest expense	(5,430)	(5,404)	(5,823)
Non-income tax refunds related to Match Europe	4,630
Foreign currency exchange gains, net	3,660	314	1,228
Gain on sales of investments	1,974	3,989	28,835
Impairment of long-term investments		(7,844)	(343)
Gain on sale of Match Europe			132,244
Impairment of shares of Arcandor AG ("ARO") stock			(4,593)
Net decrease in the fair value of the derivative asset related to ARO stock			(58,097)
Other	21	995	1,333
Other income (expense), net	$ 10,060	$ (1,433)	$ 105,002